Putnam Investments, LLC
One Post Office Square
Boston, MA 02109
February 1, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Putnam International New Opportunities Fund (Reg. No. 33-56339) (811-07237) (the "Fund") Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 85 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2008.

Comments or questions concerning this certificate may be directed to Steve Gianelli at 1-800-225-2465, ext. 11234.

Very truly yours,
Putnam Investment Funds on behalf of its series,
Putnam International New Opportunities Fund

By: /s/ Charles E. Porter
Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Laurenda Ross, Ropes & Gray